SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

As at December 31, 2023, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	5.84	278,332	278,332
November 19, 2019	November 19, 2029	$2.50	5.89	50,000	50,000
April 30, 2020	April 30, 2030	$2.50	6.33	85,000	85,000
April 30, 2020	April 30, 2030	$3.85	6.33	110,000	110,000
July 3, 2020	July 3, 2025	$3.20	1.51	100,000	100,000
November 24, 2020	November 24, 2030	$2.50	6.90	32,000	32,000
February 2, 2021	February 2, 2031	$13.20	7.10	30,000	30,000
March 8, 2021	March 8, 2026	$13.90	2.19	10,000	10,000
April 27, 2021	April 27, 2031	$10.15	7.33	146,000	97,326
September 9, 2021	September 9, 2026	$4.84	2.69	25,826	17,217
November 9, 2023	November 9, 2033	$0.626	9.87	30,000	10,000
				897,158	819,875

SCHEDULE OF STOCK OPTIONS OUTSTANDING

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2021	1,035,991	$4.60
Exercised	(12,500)	2.15
Forfeited	(146,334)	4.77
Outstanding, December 31, 2022	877,157	$4.60
Forfeited	(9,999)	3.77
Issued	30,000	0.63
Outstanding, December 31, 2023	897,158	$4.48

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS
Year ended December 31,	December 31, 2023	December 31, 2022
Risk free interest rate	4.58%	-
Expected volatility	115.1%	-
Expected life	10	-
Expected dividend yield	0%	-
Exercise price	$0.63	$-

SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS

As at December 31, 2023, the Company had the following RSUs outstanding:

Number of RSU’s
Outstanding, December 31, 2021	514,832
Vested	(1,072,595)
Issued	1,820,972
Forfeited	(64,334)
Outstanding, December 31, 2022	1,198,875
Vested	(1,508,255)
Issued	1,685,316
Forfeited	(262,969)
Outstanding, December 31, 2023	1,112,967

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Warrant Derivative Liability

Balance at December 31, 2021	$4,865,772
Change in fair value of warrants outstanding	(4,865,772)
Balance at December 31, 2022	$-
Warrants issued	3,985,015
Change in fair value of warrants outstanding	211,110
Balance at December 31, 2023	$4,196,125

Derivative liability balance at	December 31, 2023	December 31, 2022
Warrants	$4,196,125	$-
Contingent consideration	-	57,314
Ending balance	$4,196,125	$57,314

SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at December 31, 2023	Fair Value at December 31, 2023	Number of Warrants Outstanding at December 31, 2022	Fair Value at December 31, 2022
February 5, 2021 (1)	US$	3.55	-	$-	1,319,675	$-
March 5, 2021 (2)	US$	3.55	-	-	5,142,324	-
October 30, 2023 (3)	US$	0.6123	6,400,000	3,180,543	-	-
October 30, 2023 (4)	US$	0.0001	1,600,000	1,015,582	-	-
			8,000,000	$4,196,125	6,461,999	$-

1)	The warrants expired on February 5, 2023.
2)	The warrants expired on March 5, 2023.
3)	The warrants expire October 30, 2028.
4)	The warrants have no expiry date.

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

The fair values of these warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	December 31, 2023	December 31, 2022
Risk free interest rate	3.84%	4.07%
Expected volatility	113.78%	91.66%-93.48%
Expected life	4.8 years	0.10-0.18 years
Expected dividend yield	0%	0%

SUMMARY OF CHANGES IN WARRANTS

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2021	8,414,819	$4.99
Exercised	(16,538)	4.51
Issued	(481,484)	4.61
Outstanding, December 31, 2022	7,916,797	$5.08
Issued	8,320,000	0.50
Expired	(7,661,999)	5.89
Outstanding December 31, 2023	8,574,798	$0.63

SCHEDULE OF WARRANTS OUTSTANDING

As at December 31, 2023, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding
July 29, 2021	July 29, 2024	US$	5.00	250,000
September 14, 2021	September 14, 2024	US$	5.00	4,798
October 30, 2023	October 30, 2026	US$	0.6875	320,000
October 30, 2023	October 30, 2028	US$	0.6123	6,400,000
October 30, 2023	No expiry date	US$	0.0001	1,600,000
				8,574,798